Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Statements of Cash Flows [Abstract]
Interest paid	$ 24	$ 28	$ 111	$ 117
Income taxes paid (net of refunds)	45	51	97	164
Interest received	$ 2	$ 1	$ 3	$ 2